ADVANCES TO VENDORS (Tables)	6 Months Ended
Sep. 30, 2024
ADVANCES TO VENDORS
Schedule of advance to vendors

	September 30,	March 31,
	2024	2024
	(Unaudited)
Advances to vendors for outsourcing the value-added services	$10,690,258	$8,123,120
Less: allowance for doubtful accounts	—	—
Advances to vendors, net	$10,690,258	$8,123,120